LOANS AND ALLOWANCE FOR LOAN LOSSES - Summary of Loan Portfolio by Type of Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 06, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans held for investment:
Total loans	$ 1,359,544	$ 1,243,925		$ 1,067,377
Deferred loan fees	1,094	1,210
Allowance for loan losses	(12,859)	(11,484)		(9,263)	$ (7,721)
Total net loans	1,347,779	1,233,651
Commercial and industrial
Loans held for investment:
Total loans	197,508	223,712		181,716
Allowance for loan losses	(1,581)	(1,592)		(1,878)	(1,473)
Construction and development
Loans held for investment:
Total loans	196,774	129,631		122,904
Allowance for loan losses	(1,724)	(1,161)		(1,004)	(615)
Commercial real estate
Loans held for investment:
Total loans	418,137	368,077		301,910
Allowance for loan losses	(4,585)	(3,264)		(2,106)	(1,870)
Farmland
Loans held for investment:
Total loans	59,023	62,366		47,668
Allowance for loan losses	(523)	(482)		(400)	(387)
1-4 family residential
Loans held for investment:
Total loans	374,371	361,665		312,306
Allowance for loan losses	(3,022)	(3,960)		(2,839)	(2,395)
Multi-family residential
Loans held for investment:
Total loans	36,574	26,079		30,395
Allowance for loan losses	(629)	(281)		(325)	(232)
Consumer
Loans held for investment:
Total loans	51,267	53,177		50,641
Allowance for loan losses	(602)	(585)		(562)	(593)
Agricultural
Loans held for investment:
Total loans	25,596	18,901		19,524
Allowance for loan losses	(187)	(153)		(138)	(137)
Overdrafts
Loans held for investment:
Total loans	294	317		313
Allowance for loan losses	$ (6)	(6)		$ (11)	$ (19)
Denton, Texas Branch Location
Loans held for investment:
Total loans		2	$ 2
Denton, Texas Branch Location | Overdrafts
Loans held for investment:
Total loans		$ 2